        September 9, 2005

U.S.     Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re: The Prudential Variable Contract Account GI-2
                   File No. 811-07545

         Prudential Group Variable Universal Life
                   File No. 333-01031

Dear Commissioners:

        On behalf of Prudential Insurance Company of America and The Prudential Variable Contract Account GI-2 (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2005 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

        In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: The Prudential Series Fund, Inc.: Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Natural Resources, Jennison, Small Capitalization Stock, Stock Index, Prudential Value Portfolio and Zero Coupon Bond 2005 Portfolios; AllianceBernstein Variable Products Series Fund, Inc. (Series I Shares): AllianceBernstein Large Cap Growth, AllianceBernstein Real Estate Investment Portfolios; American Century Variable Portfolios, Inc.: VP Balanced, VP International, VP Value Portfolios; Dreyfus Variable Investment Funds – Initial Shares: Disciplined Stock, Developing Leaders Portfolio; Franklin Templeton Variable Insurance Products Trust (Class 2 Shares): Templeton Developing Markets Securities, Templeton Foreign Securities Funds; Janus Aspen Series (Institutional Shares): Mid Cap Growth, Balanced, Flexible Bond, Large Cap Growth, International Value Growth, Worldwide Growth Portfolios; JPMorgan Series Trust II: J.P. Morgan Bond, J.P. Morgan U.S. Large Cap Core Equity Portfolio, J.P. Morgan International Equity Portfolio, J.P. Morgan Small Company Portfolios; Lazard Retirement Series, Inc.: Small Cap Portfolio; MFS Variable Insurance Trust (Initial Class Shares): MFS Research Bond, MFS Emerging Growth, MFS Strategic Income, MFS Research Series; Neuberger Berman Advisers Management Trust: AMT Limited Maturity Bond, AMT Partners Portfolios; Scudder Variable Series II: Scudder Government & Agency Securities Portfolio, Scudder High Income Portfolios; T. Rowe Price Equity Series Inc.: Equity Income, Mid-Cap Growth, New America Growth Portfolios.

Filer/Entity:              AllianceBernstein Variable Products Series Fund
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             0000936772-05-000177
Date of Filing:            08/29/2005

Filer/Entity:              American Century Variable Portfolios, Inc.
Registration No.:          811-05188
CIK No.:                   0000814680
Accession No.:             0000814680-05-000021
Date of Filing:            08/18/2005

Filer/Entity               Credit Suisse Trust
Registration No.:          811-07261
CIK No.                    000941568
Accession No.:             000100000891804-05-002644
Date of Filing:            09/01/2005

Filer/Entity:              Dreyfus Variable Investment Funds, Inc.
Registration No.:          811-05125
CIK No.:                   0000813383
Accession No.:             0000813383-05-000011
Date of Filing:            08/10/2005

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0001193125-05-175992
Date of Filing:            08/29/2005

Filer/Entity:              Janus Aspen Series
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0001104659-05-041255
Date of Filing:            08/25/2005

Filer/Entity:              JP Morgan Series Trust II
Registration No.:          811-08212
CIK No.:                   0000916118
Accession No.:             0001104659-05-043156
Date of Filing:            09/07/2005

Filer/Entity:              Lazard Retirement Series, Inc.
Registration No.:          811-08071
CIK No.:                   0001033669
Accession No.:             0000930413-05-006074
Date of Filing:            08/24/2005

Filer/Entity:              MFS Variable Insurance Trust
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-05-000315
Date of Filing:            08/26/2005

Filer/Entity:              Neuberger Berman Advisers Management Trust
Registration No.:          811-04255
CIK No.:                   0000736913
Accession No.:             0000894579-05-000217
Date of Filing:            08/26/2005

Filer/Entity:              Scudder Variable Series II
Registration No.:          811-05002
CIK No.:                   0000810573
Accession No.:             0000088053-05-001087
Date of Filing:            08/30/2005

Filer/Entity:              T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-05-000036
Date of Filing:            08/30/2005

Filer/Entity:              T. Rowe Price Equity Series Inc. - Mid-Cap Growth Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-05-000039
Date of Filing:            09/01/2005

Filer/Entity:              T. Rowe Price Equity Series Inc. - New America Growth Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-05-000025
Date of Filing:            08/26/2005

Filer/Entity               The Prudential Series Fund, Inc.
Registration No.:          811-03623
CIK No.                    0000711175
Accession No.:             0001193125-05-178005
Date of Filing:            08/31/2005

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/C. Christopher Sprague

C. Christopher SpragueVice
President, Corporate Counsel